SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2023
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS

19.  SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS

This account consists of the following:

	2022	2023
Short-term bank loans	8,191	9,650
Current maturities of long-term borrowings	8,858	10,276
Total	17,049	19,926

a.	Short-term bank loans

	Outstanding
Lenders	2022	2023
Related parties
Bank Mandiri	3,483	4,013
BNI	979	903
Sub-total	4,462	4,916
Third parties
PT Bank HSBC Indonesia ("HSBC")	1,836	2,547
MUFG Bank ("MUFG")	1,349	1,155
UOB Indonesia	—	500
PT Bank DBS Indonesia ("DBS")	475	440
Others (each below Rp100 billion)	69	92
Sub-total	3,729	4,734
Total	8,191	9,650

Other significant information relating to short-term bank loans as of December 31, 2023 is as follows:

			Total
			facility
			(in			Interest rate per
	Borrower	Currency	billions)*	Maturity date	Interest rate	annum	Security**
Mandiri
2020	Finnet	Rp	500	October 31, 2024	Monthly	1 month JIBOR + 1.30%	None
2021 - 2022	Nutech, Mitratel	Rp	3,550	July 26, 2024 - September 27, 2024	Monthly	5.85% - 9.00%	Trade receivables and property and equipment

BNI
2014 - 2017	GSD, Sigma	Rp	350	January 9, 2024 - November 7, 2024	Monthly	7.90% - 8.50%	Trade receivables and property and equipment
2017 - 2021	Metranet, Telkom Infra, Infomedia	Rp	1,135	February 18, 2024 - June 6, 2024	Monthly	1 month JIBOR + 1.75% - 2.50%	Trade receivables
HSBC
2014	Sigma[a]	Rp	400	November 6, 2024	Monthly	Under BLR 7.40%	Trade receivables
2018 - 2023	Sigma, Metra, PINS, Metranet,Telkomsat, GSD, TDE	Rp	2,613	June 4, 2024 - December 31, 2024	Monthly, Quarterly	1 month JIBOR + 0.35% - 0.80% 3 months JIBOR + 2.00%	None
MUFG Bank
2018 - 2019	Infomedia, Metra, GSD, Telkom Infra, Telkomsat	Rp	1,616	October 31, 2024	Monthly, Quarterly	1 month JIBOR + 0.70% - 0.80% 3 months JIBOR + 0.25%	None
UOB Indonesia
2016	Finnet	Rp	500	October 31, 2024	Monthly	1 month JIBOR + 1.75%	None
DBS
2018	Telkom Infra, Infomedia	Rp	475	July 31, 2024	Monthly	1 month JIBOR + 1.20%	None

*   In original currency

** Refer to Note 6 and Note 12 for details of trade receivables and property and equipment pledged as collateral.

[a] Unsettled loan will be automatically extended.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as limitation that the Company must have a majority shareholding of at least 51% of the subsidiaries and must maintain certain level of financial ratios. On December 11, 2023, December 18, 2023, and December 22, 2023, the Group obtained waiver from BNI, Bank DBS, and HSBC, respectively, related to the non-fulfillment financial ratios in Sigma. As of December 31, 2023, the Group has complied with all covenants regarding these financial ratios.

The credit facilities were obtained by the Group for working capital purposes.

b.	Current maturities of long-term loans and other borrowings

	Notes	2022	2023
Two-step loans	20a	118	84
Bonds and medium-term notes ("MTN")	20b	—	548
Bank loans	20c	7,788	9,282
Other borrowings	20d	952	362
Total		8,858	10,276